Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Oct. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Transfers between levels	$ 0		$ 0
Series B-2 preferred stock
FAIR VALUE MEASUREMENTS
Percentage of then outstanding shares on an as-converted to common stock basis, offered		99.20%
Warrant liabilities
FAIR VALUE MEASUREMENTS
Liabilities	15,819	$ 11,966
Tranche rights and obligations associated with the second tranche
FAIR VALUE MEASUREMENTS
Liabilities	2,250	3,109
Tranche rights and obligations associated with the third tranche
FAIR VALUE MEASUREMENTS
Liabilities	2,452	$ 3,238
Carrying amount | Warrant liabilities
FAIR VALUE MEASUREMENTS
Liabilities	16,188		391
Carrying amount | Tranche liabilities
FAIR VALUE MEASUREMENTS
Liabilities	$ 4,702		$ 0